Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2015 Fund
December 31, 2023
Z15-NPRT3-0224
1.9884235.106
Domestic Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	25,783	402,726
Fidelity Series Commodity Strategy Fund (a)	812	75,212
Fidelity Series Large Cap Growth Index Fund (a)	13,361	255,856
Fidelity Series Large Cap Stock Fund (a)	13,846	270,544
Fidelity Series Large Cap Value Index Fund (a)	32,743	481,977
Fidelity Series Small Cap Core Fund (a)	107	1,208
Fidelity Series Small Cap Opportunities Fund (a)	9,592	133,323
Fidelity Series Value Discovery Fund (a)	11,986	178,356
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,588,836)		1,799,202

International Equity Funds - 19.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	8,549	125,588
Fidelity Series Emerging Markets Fund (a)	17,209	145,591
Fidelity Series Emerging Markets Opportunities Fund (a)	33,638	582,951
Fidelity Series International Growth Fund (a)	18,186	311,528
Fidelity Series International Index Fund (a)	10,038	118,045
Fidelity Series International Small Cap Fund (a)	10,201	173,015
Fidelity Series International Value Fund (a)	26,721	311,830
Fidelity Series Overseas Fund (a)	24,018	311,515
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,882,572)		2,080,063

Bond Funds - 59.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	101,762	963,683
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	78,858	604,054
Fidelity Series Corporate Bond Fund (a)	81,154	756,354
Fidelity Series Emerging Markets Debt Fund (a)	7,182	55,662
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,958	18,347
Fidelity Series Floating Rate High Income Fund (a)	1,105	9,975
Fidelity Series Government Bond Index Fund (a)	119,630	1,106,574
Fidelity Series High Income Fund (a)	6,726	56,570
Fidelity Series International Credit Fund (a)	7	59
Fidelity Series International Developed Markets Bond Index Fund (a)	48,220	421,441
Fidelity Series Investment Grade Bond Fund (a)	111,182	1,122,940
Fidelity Series Investment Grade Securitized Fund (a)	83,739	755,329
Fidelity Series Long-Term Treasury Bond Index Fund (a)	83,053	486,690
Fidelity Series Real Estate Income Fund (a)	1,117	10,596
TOTAL BOND FUNDS (Cost $6,605,992)		6,368,274

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.43% (a)(b)	86,466	86,466
Fidelity Series Short-Term Credit Fund (a)	6,710	66,089
Fidelity Series Treasury Bill Index Fund (a)	26,559	263,992
TOTAL SHORT-TERM FUNDS (Cost $415,495)		416,547

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,492,895)	10,664,086
NET OTHER ASSETS (LIABILITIES) - 0.0%	(78)
NET ASSETS - 100.0%	10,664,008

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	902,233	198,102	134,993	23,298	(2,697)	1,038	963,683
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	675,860	67,327	104,173	19,894	(9,005)	(25,955)	604,054
Fidelity Series Blue Chip Growth Fund	426,337	49,896	189,637	2,333	29,885	86,245	402,726
Fidelity Series Canada Fund	142,630	15,563	42,456	4,225	484	9,367	125,588
Fidelity Series Commodity Strategy Fund	81,077	17,490	18,280	3,371	(2,891)	(2,184)	75,212
Fidelity Series Corporate Bond Fund	746,303	106,580	110,880	24,232	(1,204)	15,555	756,354
Fidelity Series Emerging Markets Debt Fund	56,365	6,797	10,443	2,774	(100)	3,043	55,662
Fidelity Series Emerging Markets Debt Local Currency Fund	19,087	2,230	3,492	934	153	369	18,347
Fidelity Series Emerging Markets Fund	102,210	67,916	29,433	3,557	(1,274)	6,172	145,591
Fidelity Series Emerging Markets Opportunities Fund	669,860	96,505	216,780	16,420	491	32,875	582,951
Fidelity Series Floating Rate High Income Fund	10,860	1,481	2,558	822	21	171	9,975
Fidelity Series Government Bond Index Fund	1,097,385	163,613	141,805	24,043	(1,413)	(11,206)	1,106,574
Fidelity Series Government Money Market Fund 5.43%	128,329	25,859	67,722	4,719	-	-	86,466
Fidelity Series High Income Fund	58,821	6,586	10,355	2,920	(190)	1,708	56,570
Fidelity Series International Credit Fund	55	2	-	2	-	2	59
Fidelity Series International Developed Markets Bond Index Fund	440,119	60,300	80,801	16,592	(1,057)	2,880	421,441
Fidelity Series International Growth Fund	331,035	33,287	79,704	4,077	6,593	20,317	311,528
Fidelity Series International Index Fund	137,254	13,563	40,594	3,358	3,384	4,438	118,045
Fidelity Series International Small Cap Fund	106,602	76,047	26,520	5,765	792	16,094	173,015
Fidelity Series International Value Fund	330,158	32,088	81,825	10,150	5,718	25,691	311,830
Fidelity Series Investment Grade Bond Fund	1,121,884	154,891	155,378	35,002	(2,399)	3,942	1,122,940
Fidelity Series Investment Grade Securitized Fund	769,416	99,957	113,192	23,119	(2,283)	1,431	755,329
Fidelity Series Large Cap Growth Index Fund	270,117	30,623	103,304	2,270	14,620	43,800	255,856
Fidelity Series Large Cap Stock Fund	295,613	35,953	91,751	14,824	5,758	24,971	270,544
Fidelity Series Large Cap Value Index Fund	551,767	82,086	184,177	19,863	4,520	27,781	481,977
Fidelity Series Long-Term Treasury Bond Index Fund	481,886	136,789	107,172	11,879	(12,764)	(12,049)	486,690
Fidelity Series Overseas Fund	330,695	33,092	77,916	5,188	6,776	18,868	311,515
Fidelity Series Real Estate Income Fund	20,440	1,618	11,444	861	(1,221)	1,203	10,596
Fidelity Series Short-Term Credit Fund	71,868	6,019	13,208	1,560	81	1,329	66,089
Fidelity Series Small Cap Core Fund	3,567	22	2,459	23	51	27	1,208
Fidelity Series Small Cap Opportunities Fund	135,029	15,704	35,081	1,344	1,806	15,865	133,323
Fidelity Series Treasury Bill Index Fund	348,667	78,501	162,809	12,870	(522)	155	263,992
Fidelity Series Value Discovery Fund	202,014	29,528	60,421	8,426	19	7,216	178,356
	11,065,543	1,746,015	2,510,763	310,715	42,132	321,159	10,664,086

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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